Taxes on Income - Schedule of Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at the beginning of year	$ 43,770	$ 40,589
Additions during the year	5,402	3,181
Balance at end of year	$ 49,172	$ 43,770